LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
SCHEDULE OF RECONCILIATION OF NUMERATORS AND DENOMINATORS OF BASIC AND DILUTED LOSS PER SHARE

	Year Ended
	December 31,
	2024	2023
Numerator:
Net Loss	$(13,094)	$(16,690)
Denominator:
Shares used in computing net loss per share, basic and diluted	14,134,626	9,233,306
Net loss per share, basic and diluted	$(0.93)	$(1.81)

SCHEDULE OF POTENTIAL SHARES OF COMMON STOCK EXCLUDED FROM DILUTED LOSS PER SHARE CALCULATION

The potential shares of common stock that have been excluded from the diluted loss per share calculation above for the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
	2024	2023
Stock options	876,249	759,922
Restricted stock units	149,061	59,463
Warrants	4,475,068	799,985
Potential common shares	5,500,378	1,619,370